Item 1. Report to Shareholders

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------

As of 2/29/04

Maryland Tax-Free Bond Fund   $17,765

Lehman Brothers Municipal Bond Index   $18,600

Lipper Maryland Municipal Debt Funds Average   $16,676

              Lehman Brothers    Lipper Maryland Municipal  Maryland Tax-Free
            Municipal Bond Index   Debt Funds Average          Bond Fund

2/94              10,000                 10,000                 10,000

2/95              10,188                 10,077                 10,143

2/96              11,314                 11,048                 11,158

2/97              11,937                 11,512                 11,729

2/98              13,028                 12,476                 12,748

2/99              13,829                 13,117                 13,487

2/00              13,541                 12,635                 13,085

2/01              15,212                 14,024                 14,639

2/02              16,252                 14,835                 15,600

2/03              17,498                 15,852                 16,828

2/04              18,600                 16,676                 17,765


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 2/29/04                              1 Year   5 Years   10 Years
--------------------------------------------------------------------------------

Maryland Tax-Free Bond Fund                         5.57%     5.66%      5.91%

Lipper Maryland Municipal Debt Funds Average        5.09      4.78       5.24

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the Maryland Tax-Free Bond Fund generated a solid 5.57% return for the 12 months ended February 29, 2004. As shown in the table on the preceding page, we handily outperformed the Lipper Maryland Municipal Debt Funds Average during the latest 12-month, 5-year, and 10-year periods. Over the past 12 months, most of our new investments and some of the best returns were in longer-term securities.

As you know, the fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.


Major Index Returns
--------------------------------------------------------------------------------

Period Ended 2/29/04                           12-Month Return
--------------------------------------------------------------------------------

Lehman Brothers U.S. Aggregate Index                     4.54%

Lehman Brothers Municipal Bond Index                     6.30

Lehman Brothers High Yield
Municipal Bond Index                                    16.15


The Major Index Returns table shows how various bond indexes performed over the fund's fiscal year. The broad-based Lehman Brothers U.S. Aggregate Index of taxable investment-grade bonds underperformed Lehman's municipal bond index over the 12-month period. And as shown in the table, high-yield municipal bonds generated far and away the best total return over the past year.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                              2/28/03       2/29/04
--------------------------------------------------------------------------------

Price Per Share                            $10.94        $11.05

Dividends Per Share
for 12 Months                                0.50          0.47

30-Day Standardized
Yield to Maturity                            3.47%         3.06%

Weighted Average
Maturity (years)                             14.8          14.2

Weighted Average Effective
Duration (years)                              5.9           5.4

Weighted Average Quality *                     AA            AA

*    Based on T. Rowe Price research.

Note: Yield will vary and is not guaranteed.

This table shows various fund details as of February 29, 2004, compared with one year earlier. The portfolio's weighted average maturity declined to 14.2 years from 14.8, and duration fell to 5.4 years. The average quality of the portfolio's holdings was unchanged from one year ago at AA. Because of the falling interest rate environment over the last 12 months the fund's 30-day standardized yield to maturity declined from year-ago levels.

We added to our largest sector allocation, hospital revenue bonds, over the past 12 months. We also boosted our weighting in prerefunded bonds and trimmed our holdings in state and local general obligation bonds from our allocations one year ago.


Top 5 Sectors
--------------------------------------------------------------------------------

                                          Percent of Net Assets
Periods Ended                             2/28/03       2/29/04
--------------------------------------------------------------------------------

Hospital Revenue                            16.8%         18.6%

General Obligation - Local                  12.4          12.1

Prerefunded Bonds                            8.7           9.6

General Obligation - State                  11.5           9.2

Housing Finance Revenue                     10.2           6.6

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 19, 2004

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              Year
                             Ended
                           2/29/04    2/28/03    2/28/02    2/28/01    2/29/00
NET ASSET VALUE

Beginning of period        $ 10.94    $ 10.64    $ 10.48    $  9.87    $ 10.73

Investment activities

  Net investment
  income (loss)               0.47       0.50       0.52       0.53       0.53

  Net realized and
  unrealized gain (loss)      0.12       0.32       0.15       0.61      (0.85)

  Total from
  investment activities       0.59       0.82       0.67       1.14      (0.32)

Distributions

  Net investment income      (0.47)     (0.50)     (0.51)     (0.53)     (0.53)

  Net realized gain          (0.01)     (0.02)        --         --      (0.01)

  Total distributions        (0.48)     (0.52)     (0.51)     (0.53)     (0.54)

NET ASSET VALUE

End of period              $ 11.05    $ 10.94    $ 10.64    $ 10.48    $  9.87
                           -----------------------------------------------------

Ratios/Supplemental Data

Total return^                 5.57%      7.87%      6.56%     11.87%     (2.98)%

Ratio of total expenses to
average net assets            0.48%      0.49%      0.49%      0.49%      0.51%

Ratio of net investment
income (loss) to average
net assets                    4.38%      4.62%      4.87%      5.24%      5.23%

Portfolio turnover rate       33.0%      19.4%      18.5%      19.3%      29.2%

Net assets, end of period
(in millions)              $  1,329   $  1,348   $  1,229   $  1,110   $    979

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments (ss.)                         Par                Value
--------------------------------------------------------------------------------
                                                              ($ 000s)
MARYLAND  93.9%

Anne Arundel County, GO

    5.00%, 3/1/07                                    3,300                3,627

    6.30%, 8/1/16 (Prerefunded 8/1/05!)                775                  840

    6.30%, 8/1/19 (Prerefunded 8/1/05!)                725                  786

    6.30%, 8/1/20 (Prerefunded 8/1/05!)                705                  764

    6.30%, 8/1/21 (Prerefunded 8/1/05!)                790                  856

    6.30%, 8/1/22 (Prerefunded 8/1/05!)                450                  488

    6.30%, 8/1/24 (Prerefunded 8/1/05!)                720                  780

Anne Arundel County

  Farmington Village, 6.25%, 6/1/25                  4,168                4,239

  National Business Park Project,
  7.375%, 7/1/28                                     3,500                3,798

Baltimore City, GO

    Zero Coupon, 10/15/06 (FGIC Insured)             3,100                2,846

    7.00%, 10/15/08 (MBIA Insured)                   5,190                6,302

    7.50%, 10/15/09 (FGIC Insured)                   2,635                3,336

  Consolidated Public Improvement

    Zero Coupon, 10/15/08 (FGIC Insured)             1,785                1,456

    Zero Coupon, 10/15/09 (FGIC Insured)             2,170                1,665

    Zero Coupon, 10/15/11 (FGIC Insured)             3,525                2,388

    5.50%, 10/15/16 (FGIC Insured)                     875                1,044

    7.00%, 10/15/07 (MBIA Insured)                     500                  592

Baltimore City

    COP, 5.25%, 4/1/06 (MBIA Insured)                2,000                2,164

  Board of Ed. Administration, COP

    5.00%, 4/1/14 (MBIA Insured)                     3,635                4,059

    5.00%, 4/1/16 (MBIA Insured)                     3,825                4,204

  Convention Center,
  6.00%, 9/1/17 (Prerefunded 9/1/04!)
  (FGIC Insured) ++                                  5,200                5,334

  Parking Revenue

    5.25%, 7/1/21 (FGIC Insured)                     2,050                2,346

    6.00%, 7/1/14 (FGIC Insured)                     5,155                6,361

    6.00%, 7/1/15 (FGIC Insured)                     5,460                6,729

    6.00%, 7/1/16 (FGIC Insured)                     5,785                7,152

    6.00%, 7/1/17 (FGIC Insured)                     6,135                7,625

    6.00%, 7/1/18 (FGIC Insured)                     6,505                8,035

  Wastewater Project

    5.60%, 7/1/13 (MBIA Insured)                     7,100                8,394

    5.625%, 7/1/30 (Prerefunded 7/1/10!)
    (FSA Insured)                                    5,000                5,918

  Water Project

    5.00%, 7/1/24 (FGIC Insured)                     3,095                3,292

    5.00%, 7/1/27 (FGIC Insured)                       675                  711

    5.125%, 7/1/42 (FGIC Insured)                    1,810                1,908

    5.60%, 7/1/13 (MBIA Insured)                    12,200               14,424

    5.65%, 7/1/20 (MBIA Insured)                     2,000                2,353

    5.80%, 7/1/15 (Prerefunded 7/1/12!)
    (FGIC Insured)                                   3,350                4,043

    6.00%, 7/1/15 (FGIC Insured)                     6,250                7,600

    6.00%, 7/1/16 (Prerefunded 7/1/10!)
    (FSA Insured)                                    1,230                1,483

    6.00%, 7/1/19 (Prerefunded 7/1/10!)
    (FSA Insured)                                      650                  784

    6.00%, 7/1/20 (Prerefunded 7/1/10!)
    (FSA Insured)                                      990                1,193

    6.00%, 7/1/21 (Prerefunded 7/1/10!)
    (FSA Insured)                                    1,650                1,989

Baltimore City Port Fac., PCR,
DuPont de Nemours, 6.50%, 10/1/11                   10,900               11,165

Baltimore County, GO

  Consolidated Public Improvement,
  5.00%, 8/1/12                                      9,390               10,812

  Metropolitan Dist., 5.00%, 8/1/12                  3,475                4,001

  Pension Funding

    5.125%, 8/1/14                                   4,300                4,850

    5.125%, 8/1/15                                   4,195                4,714

Baltimore County Economic Dev.,
Maryvale Preparatory School 6.50%, 5/1/11              600                  581

Baltimore County Mortgage

  North Brooke Apartments,
  6.35%, 1/20/21 (GNMA Guaranteed)                   3,000                3,104

  Springhill Multi-Family Housing,
  VRDN (Currently 0.95%) (GNMA Guaranteed)             145                  145

Calvert County, PCR, Baltimore Gas & Electric,
5.55%, 7/15/14                                       5,650                5,801

Carroll County, GO

    5.625%, 10/1/20                                  1,900                2,115

  Commissioners Public Improvement

    5.00%, 11/1/08                                   1,465                1,657

    5.50%, 12/1/16                                   1,130                1,308

    5.50%, 12/1/18                                   1,000                1,151

    5.50%, 12/1/19                                   1,000                1,156

Charles County

  Holly Station, 6.45%, 5/1/26
  (FHA Guaranteed)                                   1,780                1,849

  New Forest Apartments,
  6.10%, 11/1/28 (FHA Guaranteed)                    5,000                5,271

Damascus Gardens Dev. Corp., 7.375%, 8/15/17
(Escrowed to Maturity)                               3,210                4,102

Frederick County, GO

    5.00%, 12/1/09                                   1,000                1,141

    5.00%, 12/1/10                                   2,855                3,281

    5.00%, 12/1/12                                   2,895                3,261

    5.25%, 7/1/13                                    2,080                2,424

    5.25%, 7/1/16                                    2,000                2,309

  Public Fac.

    5.25%, 7/1/15                                      925                1,049

    5.25%, 12/1/20                                   1,990                2,232

    5.75%, 7/1/19                                    6,430                7,494

Gaithersburg Hosp. Fac., Adventist Healthcare,
6.50%, 9/1/12 (FSA Insured)                          5,000                6,245

Howard County, GO

    COP, 8.15%, 2/15/20                                455                  651

  Consolidated Public Improvement

    5.00%, 8/15/15                                   8,000                9,174

    5.00%, 8/15/18                                   5,500                6,269

    5.00%, 8/15/19                                   6,770                7,697

Howard County, 6.00%, 2/15/21
(Prerefunded 2/15/05!)                               3,110                3,258

Maryland, GO

  State & Local Fac.

    5.00%, 2/1/05                                    5,000                5,187

    5.00%, 8/1/17                                   20,000               22,340

    5.125%, 8/1/05                                   4,000                4,232

    5.25%, 3/1/05                                    3,000                3,130

    5.25%, 3/1/06                                    3,830                4,135

    5.25%, 3/1/07                                    4,300                4,764

    5.25%, 7/15/13                                  18,900               21,610

    5.25%, 7/15/14                                  10,045               11,507

    5.50%, 3/1/10                                   10,000               11,692

    5.75%, 8/1/15                                   20,590               24,367

Maryland, State & Local Fac., 5.70%, 3/15/10
(Prerefunded 3/15/05!)                               5,000                5,343

Maryland CDA

  Multi-Family Housing

    5.70%, 7/1/17 #                                  2,875                3,052

    5.85%, 7/1/27 #                                  7,000                7,366

    5.875%, 7/1/16                                   2,540                2,674

    6.20%, 7/1/23 #                                  3,885                4,162

  Single Family Housing

    4.80%, 4/1/13                                    1,050                1,117

    5.40%, 4/1/11                                    1,000                1,082

    5.50%, 9/1/22 #                                  4,230                4,487

    5.60%, 6/25/28 #                                 3,000                3,166

    5.80%, 9/1/32 #                                  2,280                2,417

    5.85%, 9/1/21 #                                  5,000                5,317

    5.875%, 9/1/25 #                                 5,000                5,236

    5.95%, 4/1/16                                      900                  950

    5.95%, 9/1/29 #                                 18,050               18,845

    6.00%, 4/1/17                                    2,500                2,536

    6.45%, 4/1/14                                      695                  710

Maryland DOT

    5.00%, 12/15/06                                  2,020                2,218

    5.00%, 12/15/07                                  2,000                2,240

Maryland Economic Dev. Corp.

  Anne Arundel County Golf Course,
  8.25%, 6/1/28                                      4,050                3,868

  Associated Jewish Charities,
  5.67%, 7/15/29                                    16,645               17,212

  Aviation Administration

    5.375%, 6/1/20 (FSA Insured) #                   5,040                5,489

    5.375%, 6/1/21 (FSA Insured) #                   5,000                5,426

    5.50%, 6/1/13 (FSA Insured) #                    1,150                1,322

  Montgomery County, 5.00%, 9/15/13                    395                  448

  Morgan State Univ. Student Housing

    6.00%, 7/1/22                                    2,250                2,370

    6.00%, 7/1/34                                    9,580                9,992

  Univ. Village at Sheppard Pratt,
  6.00%, 7/1/33 (ACA Insured)                        4,000                4,312

  Waste Management, 4.65%, 4/1/16
  (Tender 4/1/04) #                                  2,000                2,005

Maryland Energy Fin. Administration

  Baltimore Wastewater

    6.30%, 12/1/10 #                                 6,145                6,673

    6.45%, 12/1/16 #                                 2,600                2,778

Maryland HHEFA

    6.625%, 7/1/08 (Escrowed to Maturity)            1,465                1,637

  Adventist Healthcare, 5.75%, 1/1/25                4,350                4,488

  Anne Arundel Health System

    5.00%, 7/1/24 (FSA Insured)                      1,000                1,070

    5.00%, 7/1/29 (FSA Insured)                      1,200                1,275

  Board of Child Care

    5.375%, 7/1/32                                   1,475                1,546

    5.625%, 7/1/20                                   1,000                1,105

    5.625%, 7/1/22                                     500                  542

  Bradford Oaks Nursing & Rehabilitation Center

    6.375%, 1/1/19                                   1,500                1,500

    6.375%, 1/1/27                                   2,740                2,676

  Carroll County General Hosp.

    5.80%, 7/1/32                                    5,055                5,350

    6.00%, 7/1/16                                      670                  754

    6.00%, 7/1/17                                      300                  337

    6.00%, 7/1/21                                    1,100                1,211

    6.00%, 7/1/26                                    4,740                5,120

    6.00%, 7/1/37                                   14,750               15,819

  Catholic Health Initiatives

    6.00%, 12/1/20                                   3,400                3,909

    6.00%, 12/1/24                                   1,000                1,144

  Collington Episcopal Lifecare

    6.75%, 4/1/20                                    1,000                  790

    6.75%, 4/1/23                                    5,800                4,582

  Doctor's Community Hosp.

    5.50%, 7/1/24                                   10,715               10,714

    5.75%, 7/1/13                                    3,630                3,705

  Frederick Memorial Hosp.

    5.00%, 7/1/23 (FGIC Insured)                     4,000                4,089

    5.125%, 7/1/35                                   9,750                9,975

  Good Samaritan Hosp.

    5.60%, 7/1/06 (Escrowed to Maturity)             1,545                1,698

    5.60%, 7/1/07 (Escrowed to Maturity)             1,875                2,116

    5.75%, 7/1/13 (Escrowed to Maturity)             2,480                2,941

    5.75%, 7/1/13 (Escrowed to Maturity)
    (AMBAC Insured)                                  1,520                1,803

  Helix Health

    5.00%, 7/1/27 (Escrowed to Maturity)
    (AMBAC Insured)                                  7,870                8,554

    5.125%, 7/1/10 (Escrowed to Maturity)
    (AMBAC Insured)                                  2,485                2,869

  Howard County General, 5.50%, 7/1/21
  (Escrowed to Maturity)                             5,000                5,115

  Johns Hopkins Health Bayview,
  5.00%, 7/1/18 (FGIC Insured)                       4,880                4,985

  Johns Hopkins Hosp.

    Zero Coupon, 7/1/19                              9,460                4,669

    5.00%, 8/1/04                                    3,500                3,559

    5.00%, 8/1/06                                    2,000                2,170

    5.50%, 5/15/38                                  10,590               11,503

  Johns Hopkins Hosp. Medical Institute
  Parking Fac.

    5.00%, 7/1/34 (AMBAC Insured)                    1,500                1,566

    5.375%, 7/1/20 (AMBAC Insured)                   5,550                6,055

    5.50%, 7/1/26 (AMBAC Insured)                    3,220                3,511

  Johns Hopkins Univ.

    5.00%, 7/1/32                                      500                  524

    5.125%, 7/1/20                                   6,660                7,358

    5.25%, 7/1/15                                    1,500                1,696

    5.25%, 7/1/16                                    9,540               10,732

    5.25%, 7/1/17                                    3,100                3,473

    6.00%, 7/1/07                                    1,065                1,215

    6.00%, 7/1/39 (Prerefunded 7/1/09!)             18,845               22,541

  Kaiser Permanente, 5.375%, 7/1/15                  2,865                3,085

  Kennedy Krieger Institute, 5.50%, 7/1/33           5,500                5,674

  Loyola College, 5.375%, 10/1/26
  (MBIA Insured)                                     5,820                6,340

  Maryland General Hospital, 6.20%, 7/1/24
  (Prerefunded 7/1/04!) (MBIA Insured)               4,000                4,152

  Maryland Institute College of Art

    5.50%, 6/1/32                                    5,550                5,758

    5.625%, 6/1/36                                   3,570                3,723

  Mercy Medical Center

    5.625%, 7/1/31                                  22,185               22,883

    5.75%, 7/1/26 (FSA Insured)                      1,500                1,649

    6.50%, 7/1/13 (FSA Insured)                      2,155                2,652

  Mercy Ridge Retirement Community

    5.00%, 4/1/08                                    3,700                3,834

    6.00%, 4/1/28                                    1,675                1,708

    6.00%, 4/1/35                                    1,000                1,016

  Sheppard & Enoch Pratt Foundation

    VR, 1.25%, 7/1/28 (RAA Insured)                 10,000               10,000

    5.25%, 7/1/35                                   13,665               14,138

  Univ. of Maryland Medical System

    5.00%, 7/1/12                                      500                  552

    5.00%, 7/1/24 (AMBAC Insured)                    1,000                1,065

    5.25%, 7/1/34                                    3,000                3,057

    6.00%, 7/1/22                                    3,000                3,293

    6.00%, 7/1/32                                    7,960                8,581

    6.50%, 7/1/26                                    1,700                1,878

    6.50%, 7/1/31                                    4,420                4,869

    6.625%, 7/1/20                                   6,165                6,982

    6.75%, 7/1/30                                   15,535               17,700

    7.00%, 7/1/22 (FGIC Insured)                     2,090                2,772

  Upper Chesapeake Health

    5.125%, 1/1/38 (FSA Insured)                     2,000                2,069

    5.375%, 1/1/28 (FSA Insured)                     2,250                2,429

Maryland Ind. Dev. Fin. Auth.

  American Center For Physics Headquarters Fac.
  5.00%, 12/15/12                                    2,000                2,259

  Bon Secours Health System,
  5.929%, 8/26/22 (FSA Insured)                     15,000               17,789

  Holy Cross Health System, 5.60%, 12/1/09           2,780                3,203

  National Aquarium in Baltimore,
  5.50%, 11/1/17                                     1,430                1,612

Maryland National Capital Park & Planning
Commission, GO
Prince Georges County, VR, 1.00%, 5/1/22             1,925                1,925

Maryland Stadium Auth.,
5.875%, 12/15/11 (AMBAC Insured)                     2,025                2,140

Maryland Transportation Auth.

    5.25%, 3/1/21 (AMBAC Insured)                    4,735                5,199

    5.75%, 7/1/15                                    2,000                2,028

    6.80%, 7/1/16 (Escrowed to Maturity)            21,190               26,195

  Baltimore-Washington Int'l. Airport

    5.25%, 3/1/11 (AMBAC Insured) #                  6,475                7,314

    5.25%, 3/1/13 (AMBAC Insured) #                  7,180                8,065

    5.25%, 3/1/14 (AMBAC Insured) #                  6,375                7,084

    5.50%, 3/1/16 (AMBAC Insured) #                  8,540                9,566

    6.25%, 7/1/14 (Prerefunded 7/1/04!)
    (FGIC Insured) #                                 3,305                3,427

  Baltimore-Washington Int'l. Airport Parking

    5.25%, 3/1/20 (AMBAC Insured)                    4,500                4,973

    5.25%, 3/1/27 (AMBAC Insured) #                 10,000               10,617

    5.50%, 3/1/19 (AMBAC Insured) #                  8,170                9,027

  Capital Appreciation

    Zero Coupon, 7/1/07 (FGIC Insured)               8,500                7,969

    Zero Coupon, 7/1/08 (FGIC Insured)               2,000                1,811

    Zero Coupon, 7/1/09 (FGIC Insured)              10,410                9,048

Maryland Water Quality Fin. Admin.

    Zero Coupon, 9/1/07                              1,125                1,049

    6.00%, 9/1/15                                    1,600                1,640

Montgomery County, GO

    5.00%, 2/1/19                                    5,000                5,433

    5.25%, 10/1/19                                   5,710                6,404

  Consolidated Public Improvement

    5.375%, 5/1/09                                   2,850                3,211

    5.375%, 5/1/16                                   4,000                4,471

    5.50%, 1/1/14 (Prerefunded 1/1/10!)              5,760                6,771

    6.00%, 1/1/20 (Prerefunded 1/1/10!)              6,500                7,817

    6.125%, 10/1/14 (Prerefunded 10/1/04!)           3,150                3,310

Montgomery County

  Consolidated Public Improvement

    5.375%, 5/1/10 (Prerefunded 5/1/07!)             2,700                3,067

    5.50%, 4/1/14 (Prerefunded 4/1/06!)              2,500                2,767

    6.125%, 10/1/13 (Prerefunded 10/1/04!)           2,500                2,627

  Golf Course Fac., 6.125%, 10/1/22
  (Prerefunded 10/1/06!)                             2,260                2,577

Montgomery County Economic Dev.

  Trinity Health Corp.

    5.25%, 12/1/31                                   2,775                2,895

    5.50%, 12/1/16                                   3,450                3,846

Montgomery County Housing
Opportunities Commission

  Multi-Family Housing

    6.10%, 7/1/30                                    4,620                4,930

    6.25%, 7/1/25                                    5,500                5,717

  Single Family Housing

    5.75%, 7/1/13                                    1,350                1,354

    5.90%, 7/1/17                                      740                  742

  Strathmore Housing, 7.50%, 7/1/24
  (Prerefunded 7/1/04!)                              3,000                3,122

Montgomery County, PCR, Potomac Electric Power
5.375%, 2/15/24                                      4,110                4,196

Morgan State Univ., 6.05%, 7/1/15
(MBIA Insured)                                       1,100                1,343

Northeast Maryland Waste Disposal Auth.

  Montgomery County Resources Fac.

    5.50%, 4/1/12 (AMBAC Insured) #                  3,000                3,435

    5.50%, 4/1/15 (AMBAC Insured) #                  5,000                5,640

    5.50%, 4/1/16 (AMBAC Insured) #                 15,000               16,835

    6.00%, 7/1/06 #                                  1,115                1,211

    6.00%, 7/1/07 #                                  1,050                1,163

    6.00%, 7/1/08 #                                 10,000               11,256

Northeast Maryland Waste Disposal Auth., IDRB

  Waste Management

    4.75%, 1/1/12 #                                  1,620                1,684

    5.00%, 1/1/12 #                                  6,545                6,890

Prince Georges County, GO

    5.25%, 12/1/19 (FGIC Insured)                    2,720                3,023

  Consolidated Public Improvement

    5.00%, 10/1/07                                   3,690                4,121

    5.00%, 10/1/21                                   5,810                6,293

  Public Improvement, 5.50%, 5/15/11
  (FSA Insured)                                        500                  589

Prince Georges County Hosp., Dimensions
  Health Corp. 5.375%, 7/1/14                        2,685                1,987

Prince Georges County Housing Auth.

  Multi-Family Housing, 6.70%, 6/20/20
  (GNMA Guaranteed)                                  1,500                1,554

  Single Family Housing

    6.15%, 8/1/19 #                                    125                  134

    6.20%, 2/1/32 #                                    160                  171

Prince Georges County IDA, Upper Marlboro Justice
5.00%, 6/30/18 (MBIA Insured)                        1,460                1,606

Prince Georges County Solid Waste

    5.00%, 6/15/09 (MBIA Insured)                    4,105                4,656

    5.00%, 6/15/10 (MBIA Insured)                    4,170                4,759

Prince Georges County, PCR

  Potomac Electric Power

    5.75%, 3/15/10                                   8,150                9,579

    6.375%, 1/15/23                                  7,175                7,315

Queen Annes County, GO, School & Public Fac.
5.25%, 1/15/15 (FGIC Insured)                        2,040                2,305

St. Mary's County, GO

    5.50%, 10/1/13 (Prerefunded 10/1/09!)            1,680                1,974

    6.00%, 10/1/15 (Prerefunded 10/1/09!)            1,875                2,253

    6.00%, 10/1/16 (Prerefunded 10/1/09!)            1,980                2,379

    6.00%, 10/1/17 (Prerefunded 10/1/09!)            1,095                1,315

    6.00%, 10/1/18 (Prerefunded 10/1/09!)            2,115                2,541

    6.00%, 10/1/19 (Prerefunded 10/1/09!)            2,345                2,817

Univ. of Maryland

  Auxiliary Fac. & Tuition

    5.00%, 4/1/09                                    4,220                4,771

    5.00%, 4/1/19                                    3,080                3,353

    5.00%, 4/1/20                                    5,330                5,760

    5.00%, 4/1/21                                    5,000                5,402

    5.125%, 4/1/21                                   3,850                4,164

    5.25%, 10/1/12                                   3,005                3,438

    5.25%, 10/1/13                                   4,770                5,458

    5.375%, 10/1/16                                  3,960                4,520

    5.60%, 4/1/11 (Prerefunded 4/1/06!)              3,155                3,466

    5.75%, 4/1/17 (Prerefunded 4/1/06!)              4,400                4,848

    5.75%, 10/1/20                                   6,555                7,568

Washington County, GO, Public Improvement
5.00%, 1/1/23 (FSA Insured)                            200                  215

Washington Suburban Sanitary Dist., GO

    5.00%, 6/1/09                                    1,895                2,154

    5.00%, 6/1/10                                    1,895                2,170

    5.00%, 6/1/10 (Prerefunded 6/1/04!)              3,000                3,092

    5.00%, 6/1/14 (Prerefunded 6/1/04!)              1,000                1,031

    5.00%, 6/1/15                                    2,400                2,666

    5.25%, 6/1/18                                    1,060                1,188

    5.25%, 6/1/19                                    1,120                1,251

Washington Suburban Sanitary Dist.
6.625%, 6/1/18 (Prerefunded 6/1/04!)                 3,665                3,720

Total Maryland (Cost  $1,143,249)                                     1,248,062

DISTRICT OF COLUMBIA  0.7%

Washington Metropolitan Area Transit Auth.

    5.00%, 7/1/10 (MBIA Insured)                     1,050                1,202

    5.00%, 7/1/12 (MBIA Insured)                     7,000                8,026

Total District of Columbia (Cost  $8,907)                                 9,228

PUERTO RICO  4.4%

Children's Trust Fund, Tobacco Settlement
6.00%, 7/1/26 (Prerefunded 7/1/10!)                  2,500                3,037

Puerto Rico Commonwealth, GO

    5.50%, 7/1/14 (FGIC Insured)                     4,000                4,781

  Public Improvement,
  6.25%, 7/1/12 (MBIA Insured)                       1,750                2,167

Puerto Rico Commonwealth, 5.375%, 7/1/21
(Prerefunded 7/1/07!) (MBIA Insured)                 3,000                3,410

Puerto Rico Electric Power Auth.,
5.125%, 7/1/29                                       9,500                9,978

Puerto Rico Highway & Transportation Auth.

    5.00%, 7/1/26 (Tender 7/1/10)
    (FSA Insured)                                    6,750                7,715

    5.50%, 7/1/15 (FSA Insured)                      5,000                5,960

    5.50%, 7/1/18                                    2,000                2,186

    5.875%, 7/1/21 (MBIA Insured)                    3,020                3,570

Puerto Rico Infrastructure Fin. Auth.,
5.375%, 10/1/24 (Escrowed to Maturity)               5,000                5,578

Puerto Rico Municipal Fin. Agency, GO

    5.50%, 8/1/07 (FSA Insured)                      2,000                2,258

    6.00%, 7/1/12 (FSA Insured)                      5,000                6,104

Puerto Rico Municipal Fin. Agency, 6.00%,
7/1/14 (Prerefunded 7/1/04!) (FSA Insured)           1,810                1,869

Total Puerto Rico (Cost  $53,039)                                        58,613

U. S. VIRGIN ISLANDS 0.3%

Virgin Islands PFA, GO, Gross Receipt Tax
5.00%, 10/1/33 (RAA Insured)                         2,000                2,078

Virgin Islands PFA, PCR, Hovensa Refinery,
6.125%, 7/1/22                                       1,000                1,067

Total U. S. Virgin Islands (Cost  $2,969)                                 3,145

OPTIONS PURCHASED  0.0%

U.S. Treasury Note 10 Year Future,
150 contracts (for 100 shares each),
Put, 3/31/04 @ $110.00 *                                15                   12

Total Options Purchased (Cost  $130)                                         12

Total Investments in Securities

99.3% of Net Assets (Cost  $1,208,294)                               $1,319,060
                                                                     ----------

--------------------------------------------------------------------------------

Futures Contracts
($ 000s)
                                                Contract            Unrealized
                              Expiration          Value             Gain (Loss)
                              ----------      ------------         -------------
Short, 40 U.S. Treasury
10 Year contracts,
$600 par of 6.00%
Baltimore City Convention
Center bonds pledged
as initial margin                 3/04       $     (4,615)         $        (72)

Net payments (receipts)
of variation
margin to date                                                               54

Variation margin
receivable (payable)
on open futures contracts                                          $        (18)
                                                                   ------------


(ss.) Denominated in U.S. dollar unless otherwise noted

#     Interest subject to alternative minimum tax

*     Non-income producing

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2004.

!     Used in determining portfolio maturity

ACA   American Capital Access Financial Guaranty Corp.

AMBAC AMBAC Assurance Corp.

CDA   Community Development Administration

COP   Certificates of Participation

DOT   Department of Transportation

FGIC  Financial Guaranty Insurance Company

FHA   Federal Housing Authority

FSA   Financial Security Assurance Inc.

GNMA  Government National Mortgage Association

GO    General Obligation

HHEFA Health & Higher Educational Facility Authority

IDA   Industrial Development Authority/Agency

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

PFA   Public Finance Authority

RAA   Radian Asset Assurance Inc.

VR    Variable Rate

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $1,208,294)              $  1,319,060

Other assets                                                             17,661

Total assets                                                          1,336,721


Liabilities

Total liabilities                                                         7,984

NET ASSETS                                                         $  1,328,737
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $      1,427

Undistributed net realized gain (loss)                                      970

Net unrealized gain (loss)                                              110,694

Paid-in-capital applicable to 120,280,541 no par value
shares of beneficial interest outstanding;
unlimited number of shares authorized                                 1,215,646

NET ASSETS                                                         $  1,328,737
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      11.05
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                            Year
                                                                           Ended
                                                                         2/29/04

Investment Income (Loss)

Interest income                                                     $    64,621

Expenses

  Investment management                                                   5,565

  Shareholder servicing                                                     557

  Custody and accounting                                                    197

  Prospectus and shareholder reports                                         45

  Legal and audit                                                            19

  Registration                                                                9

  Trustees                                                                    9

  Miscellaneous                                                               9

  Total expenses                                                          6,410

  Expenses paid indirectly                                                   (4)

  Net expenses                                                            6,406

Net investment income (loss)                                             58,215

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              3,761

  Futures                                                                  (824)

  Written options                                                           146

  Net realized gain (loss)                                                3,083

Change in net unrealized gain (loss)

  Securities                                                             10,275

  Futures                                                                    40

  Change in net unrealized gain (loss)                                   10,315

Net realized and unrealized gain (loss)                                  13,398

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $    71,613
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                   2/29/04              2/28/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        58,215      $        59,613

  Net realized gain (loss)                           3,083                4,267

  Change in net unrealized gain (loss)              10,315               34,389

  Increase (decrease) in net assets
  from operations                                   71,613               98,269

Distributions to shareholders

  Net investment income                            (57,950)             (59,349)

  Net realized gain                                 (1,233)              (2,453)

  Decrease in net assets from
  distributions                                    (59,183)             (61,802)

Capital share transactions *

  Shares sold                                      162,006              213,415

  Distributions reinvested                          40,606               43,255

  Shares redeemed                                 (234,199)            (174,545)

  Increase (decrease) in net assets from
  capital share transactions                       (31,587)              82,125

Net Assets

Increase (decrease) during period                  (19,157)             118,592

Beginning of period                              1,347,894            1,229,302

End of period                              $     1,328,737      $     1,347,894
                                           ---------------      ---------------

*Share information

  Shares sold                                       14,869               19,911

  Distributions reinvested                           3,729                4,029

  Shares redeemed                                  (21,547)             (16,281)

  Increase (decrease) in shares outstanding         (2,949)               7,659


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on March 31, 1987. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended February 29, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Portfolio of Investments at market value. Transactions in options written and related premiums received during the year ended February 29, 2004, were as follows:

--------------------------------------------------------------------------------
                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                    --        $          --

Written                                                250              147,000

Expired                                               (250)            (147,000)

Outstanding at end of period                          --        $          --
                                                 -------------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $427,101,000 and $437,704,000, respectively, for the year ended February 29, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 were characterized as follows for tax purposes:

--------------------------------------------------------------------------------

Tax-exempt income                                                $   57,950,000

Long-term capital gain                                                1,233,000

Total distributions                                              $   59,183,000
                                                                --------------

At February 29, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                        $    114,105,000

Unrealized depreciation                                              (3,406,000)

Net unrealized appreciation (depreciation)                          110,699,000

Undistributed tax-exempt income                                          49,000

Undistributed long-term capital gain                                  2,343,000

Paid-in capital                                                   1,215,646,000

Net assets                                                     $  1,328,737,000
                                                               ----------------

Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered option and futures transactions; accordingly, $1,563,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of February 29, 2004. For federal income tax purposes, market discount is recognized as income at the time of sale in the amount of the lesser of gain or scheduled amortization. Accordingly, at February 29, 2004, amortization of $1,377,000 that has been recognized as income for financial reporting purposes is treated as unrealized appreciation for tax purposes.

For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                              $      (24,000)

Undistributed net realized gain                                      (1,455,000)

Paid-in capital                                                       1,479,000

At February 29, 2004, the cost of investments for federal income tax purposes was $1,208,289,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $434,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $451,000 for the year ended February 29, 2004, of which $38,000 was payable at period-end.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Trustees of T. Rowe Price State Tax-Free Income Trust and Shareholders of Maryland Tax-Free Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Tax-Free Bond Fund (one of the portfolios comprising T. Rowe Price State Tax-Free Income Trust, hereafter referred to as the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o   $1,466,000 from short-term capital gains,

o $1,247,000 from long-term capital gains, subject to the 20% rate gains category,

o   $57,983,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Maryland Tax-Free Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------

Independent Trustees

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company,
1986                          real estate developers; Director, Mercantile
                              Bank (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
2001                          Rim Mining Corp. (2/02 to present); Chairman
                              and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1986

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Senior Advisor
1992                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

* Each independent trustee oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

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Inside Trustees

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

William T. Reynolds,          Director and Vice President, T. Rowe Price
CFA, CIC                      and T. Rowe Price Group, Inc.; Director,
(1948)                        T. Rowe Price Global Asset Management Limited
1991
[37]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
1986                          President, T. Rowe Price Group, Inc.;
[111]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, State Tax-Free
                              Income Trust

M. David Testa, CFA, CIC      Director and Vice President, T. Rowe Price and
(1944)                        T. Rowe Price Trust Company; Vice Chairman of the
1997                          Board, Director, and Vice President, T. Rowe Price
[111]                         Group, Inc.; Chairman of the Board and Director,
                              T. Rowe Price International, Inc.; Director,
                              T. Rowe Price Global Asset Management Limited and
                              T. Rowe Price Global Investment Services Limited

* Each inside trustees serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., and T. Rowe Price
Income Trust                            Trust Company

Linda A. Brisson (1959)                 Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Steven G. Brooks, CFA (1954)            Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

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Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph A. Carrier, CPA (1960)           Vice President, T. Rowe Price, T. Rowe
Treasurer, State Tax-Free               Price Group, Inc., and T. Rowe Price
Income Trust                            Investment Services, Inc.

Jonathan M. Chirunga (1966)             Vice President, T. Rowe Price
Vice President, State Tax-Free
Income Trust

Maria H. Condez (1962)                  Employee, T. Rowe Price
Assistant Vice President, State
Tax-Free Income Trust

G. Richard Dent (1960)                  Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., T. Rowe Price Trust
Income Trust                            Company, and T. Rowe Price
                                        International, Inc.

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Trust Company
Income Trust

Charles B. Hill (1961)                  Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., T. Rowe Price
Income Trust                            Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement Plan
                                        Services, Inc.

T. Dylan Jones (1971)                   Assistant Vice President, T. Rowe Price
Assistant Vice President,
State Tax-Free Income Trust

Marcy M. Lash (1963)                    Vice President, T. Rowe Price
Vice President, State Tax-Free
Income Trust

Alan D. Levenson (1958)                 Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, State Tax-Free               Price and T. Rowe Price Investment
Income Trust                            Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

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Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.
State Tax-Free Income Trust

Konstantine B. Mallas (1963)            Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

James M. McDonald (1949)                Vice President, T. Rowe Price,
Vice President, State Tax-Free          T. Rowe Price Group, Inc., and
Income Trust                            T. Rowe Price Trust Company

Hugh D. McGuirk, CFA (1960)             Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Mary J. Miller, CFA (1955)              Vice President, T. Rowe Price and
President, State Tax-Free               T. Rowe Price Group, Inc.
Income Trust

Timothy G. Taylor (1975)                Employee, T. Rowe Price
Assistant Vice President, State
Tax-Free Income Trust

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., and T. Rowe Price
Income Trust                            Trust Company; Director, Vice President,
                                        and Chief Investment Officer, T. Rowe
                                        Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $10,480                $9,645
     Audit-Related Fees                         907                    --
     Tax Fees                                 2,921                 2,439
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004